                                                             JOHN M. RICHARDS
                                                     ASSISTANT GENERAL COUNSEL

Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166

                                         March 7, 2016

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

      Re:   Security Equity Separate Account Twenty-Six
            File No. 811-08888

Commissioners:

The Annual Reports dated December 31, 2015 of the underlying funds are incorporated herein by reference as the reports sent to Contract owners of Security Equity Separate Account Twenty-Six of Metropolitan Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452.

The Annual Reports for certain portfolios of Metropolitan Series Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

                                         Sincerely,


                                         /s/ John M. Richards
                                         -----------------------------------
                                         John M. Richards
                                         Assistant General Counsel
                                         Metropolitan Life Insurance Company